UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number         811-21590
AIG Strategic Hedge Fund of Funds

(Exact name of registrant as specified in charter)

599 Lexington Avenue New York, NY	1002

(Address of principal executive offices)	(Zip code)
Robert Discolo
AIG Strategic Fund of Funds
599 Lexington Avenue
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code:        (646) 735-0552
Date of fiscal year end:        March 31, 2007
Date of reporting period:        June 30, 2006
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

AIG Strategic Hedge Fund of Funds
Schedule of Investments
June 30, 2006

		Fair	Percentage of
Portfolio Fund	Cost	Value	Fund's Net Assets	Liquidity

Equity Long/Short
Cantillon Technology Fund Ltd., Series A1	$2,000,000	$2,072,654	3.13%	Monthly
Glenview Capital Partners (Cayman) Ltd.	$3,000,000	$4,243,945	6.42%	Quarterly*
Hunter Global Investors Offshore Ltd.	$3,000,000	$3,630,195	5.49%	Quarterly*,**
Mako Europe Fund Ltd.	$1,189,928	$1,383,602	2.09%	Daily
Meditor Cobra Fund (B) Ltd.	$650,555	$704,933	1.07%	Daily
SLS Offshore Fund Ltd.	$2,250,000	$2,678,658	4.05%	Quarterly*
TCS Capital International Ltd.	$2,000,000	$2,157,119	3.26%	Quarterly
Wellington North River	$2,500,000	$2,834,510	4.29%	Quarterly

	16,590,484	19,705,616	29.80%

Event Driven
Avenue International Ltd.	$2,500,000	$2,962,491	4.48%	Quarterly*
Canyon Value Realization Fund (Cayman) Ltd.	$2,500,000	$3,015,122	4.56%	Quarterly
Castlerigg International Ltd.	$3,500,000	$4,516,276	6.83%	Quarterly*
OZ Europe Oversees Fund	$3,500,000	$3,804,866	5.75%	Quarterly
York Investment Ltd.	$4,000,000	$4,883,784	7.38%	Quarterly

	16,000,000	19,182,539	29.00%

Global Macro
BridgeWater Pure Alpha Funds Ltd.	$2,000,000	$2,499,027	3.78%	Daily
Graham Global Fed Policy	$1,250,000	$1,260,793	1.91%	Monthly
The Capital Fund Ltd.	$1,257,927	$1,335,169	2.02%	Monthly*,**
The Dorset Energy Fund Ltd.	$1,250,000	$1,329,068	2.01%	Monthly**
Winton Futures Fund Ltd., Class B	$2,023,073	$2,050,374	3.10%	Monthly**

	7,780,999	8,474,431	12.81%

Relative Value
Fuller & Thaler International Long/Short Fund Ltd.	$1,350,000	$1,329,792	2.01%	Quarterly
HBK Offshore Fund Ltd.	$3,000,000	$3,307,042	5.00%	Quarterly
Kensington Global Strategies Fund Ltd.	$2,250,000	$2,738,559	4.14%	Yearly***
MKP Offshore Partners Ltd.	$997,782	$1,027,727	1.56%	Quarterly
MKP Opportunity Offshore Ltd.	$1,012,216	$1,065,777	1.61%	Monthly
Polygon Global Opportunities Fund	$3,000,000	$4,149,802	6.27%	Quarterly
Silverback Offshore Ltd.	$97,244	$73,738	0.11%	Quarterly*,**
Suttonbrook Offshore Partners Ltd.	$2,000,000	$2,515,359	3.80%	Quarterly*

	13,707,242	16,207,797	24.51%

Investment Company
Dreyfus Cash Management Fund	$3,907,350	$3,907,350	5.91%

Total	$57,986,074	$67,477,732	102.03%

Other assets, less liabilities		$(1,341,151)
Net Assets		$66,136,582

*	Initial lock-up is applicable.

**	Early redemption penalty.

***	Investment is committed for first 2 years with 3 year redemption periods thereafter. Profits can be redeemed annually.
The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer (Principal Executive Officer)

Date	August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer (Principal Executive Officer)

Date	August 25, 2006

By (Signature and Title)	/s/ Philip J. Dunne

Philip J. Dunne, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	August 25, 2006